Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021
Puebla Holdings Inc. [Member]
Reserve Quantities [Line Items]
Name	Puebla Holdings Inc.
Canada [Member]
Reserve Quantities [Line Items]
Jurisdiction	Canada
Holding Company [Member]
Reserve Quantities [Line Items]
Nature of operations	Holding company
Minera Gorrion [Member]
Reserve Quantities [Line Items]
Name	Minera Gorrion, S.A. de C.V.
Mexico [Member]
Reserve Quantities [Line Items]
Jurisdiction	Mexico
Exploration Company [Member]
Reserve Quantities [Line Items]
Nature of operations	Exploration company
Molinosde Puebla [Member]
Reserve Quantities [Line Items]
Name	Molinos de Puebla, S.A. de C.V.
Mexico 1 [Member]
Reserve Quantities [Line Items]
Jurisdiction	Mexico
Holding Company 1 [Member]
Reserve Quantities [Line Items]
Nature of operations	Holding company